SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
SPECIAL TERMINATION ARRANGEMENTS
SPECIAL TERMINATION ARRANGEMENTS

12.    SPECIAL TERMINATION ARRANGEMENTS

Special termination arrangements are principally termination benefits payable to employees who accepted a pre-retirement offer. These benefits are payable during the period between their effective termination date and their retirement age, when they voluntarily accept an irrevocable termination arrangement.

As of December 31, 2021 and 2020, special termination arrangements amounted to Ps. 1,569,666 and Ps. 1,730,570, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2021 and 2020 were Ps. 972,197 and Ps. 447,850, respectively including in Other non-financial liabilities.

The evolution during each period is detailed below:

	12/31/2021	12/31/2020
Balances at the beginning	1,730,570	1,947,118
Additions to profit or loss	1,715,293	212,368
Benefits paid to participants	(1,876,197)	(428,916)
Balances at closing	1,569,666	1,730,570